UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number     811-10473
                                                --------------------

                     Advantage Advisers Multi-Sector Fund I
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
        ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Thomas A. Decapo
                    Skadden, Arps, Slate, Meagher & Flom LLP
                                One Beacon Street
                                Boston, MA 02108
        ---------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code:  212-667-4225
                                                            ------------

                     Date of fiscal year end:  September 30
                                               ------------

                   Date of reporting period:  March 31, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

                     Advantage Advisers Multi-Sector Fund I

                              Financial Statements
                                  (Unaudited)

                                Six Months Ended
                                 March 31, 2005

                                    Contents

Statement of Assets and Liabilities ........................................   2
Statement of Operations ....................................................   3
Statements of Changes in Net Assets ........................................   4
Notes to Financial Statements ..............................................   5
Schedule of Portfolio Investments ..........................................  14
Schedule of Securities Sold, Not Yet Purchased .............................  23
Schedule of Written Options ................................................  29
Supplemental Information ...................................................  30

                    Advantage Advisers Multi-Sector Fund I

                      Statement of Assets and Liabilities

                                                                                            March 31, 2005
                                                                                             (Unaudited)
                                                                                          -----------------
Assets

Investments in securities, at market (cost -- $93,759,277) ..............................   $  92,979,873
Due from broker .........................................................................      22,487,114
Cash and cash equivalents ...............................................................      18,132,301
Receivable for investment securities sold ...............................................       6,280,437
Receivable for Fund shares sold .........................................................         550,000
Interest receivable .....................................................................          92,047
Dividends receivable ....................................................................          32,516
Other assets ............................................................................          57,111
                                                                                            -------------
   Total assets .........................................................................     140,611,399
                                                                                            -------------
Liabilities

Securities sold, not yet purchased, at market (proceeds -- $36,032,708) .................      34,907,587
Options written, at market (premiums -- $183,952) .......................................         165,485
Payable for investment securities purchased .............................................       4,300,873
Accrued incentive fees ..................................................................         396,676
Advisory fees payable ...................................................................         155,996
Dividends payable on securities sold, not yet purchased .................................          41,522
Custody fees payable ....................................................................          28,385
Administration fees payable .............................................................          18,972
Accrued expenses ........................................................................         417,337
                                                                                            -------------
   Total liabilities ....................................................................      40,432,833
                                                                                            -------------
    Net Assets ..........................................................................   $ 100,178,566
                                                                                            =============
Net assets

Represented by:
Shares of beneficial interest -- $0.001 par value; unlimited shares authorized; 4,216,737
 shares issued and outstanding ..........................................................   $       4,217
Additional paid-in-capital ..............................................................      98,674,454
Accumulated net investment loss .........................................................      (1,407,787)
Accumulated net realized gain from investment transactions ..............................       2,543,498
Net unrealized appreciation of investments ..............................................         364,184
                                                                                            -------------
    Net Assets ..........................................................................   $ 100,178,566
                                                                                            =============
Net asset value per share ...............................................................   $       23.76
                                                                                            =============

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I

                            Statement of Operations

                                                                           Six Months Ended
                                                                            March 31, 2005
                                                                             (Unaudited)
                                                                          -----------------
Investment Income
 Interest ...............................................................   $    461,442
 Dividends ..............................................................        358,291
                                                                            ------------
   Total investment income ..............................................        819,733
                                                                            ------------
 Expenses
 Advisory fees ..........................................................        551,392
 Incentive fees .........................................................        396,676
 Shareholder servicing fees .............................................        295,776
 Legal fees .............................................................        207,990
 Dividends on securities sold, not yet purchased ........................        184,279
 Stock loan interest expense ............................................        130,056
 Custody fees ...........................................................        108,626
 Audit and tax fees .....................................................         89,046
 Administration fees ....................................................         64,335
 Transfer agent fees ....................................................         54,850
 Insurance ..............................................................         37,577
 Printing fees ..........................................................         25,929
 Trustees' fees .........................................................         25,805
 Registration expense ...................................................         14,959
 Miscellaneous expense ..................................................         20,224
                                                                            ------------
    Total expenses ......................................................      2,207,520
                                                                            ------------
   Net investment loss ..................................................     (1,387,787)
                                                                            ------------
Realized gain (loss) and unrealized loss from investment activities
 Realized gain (loss) from investment activities
   Investment securities ................................................      6,817,994
   Purchased options ....................................................       (610,125)
   Securities sold, not yet purchased ...................................     (2,020,745)
   Written options ......................................................         94,337
                                                                            ------------
    Net realized gain from investment transactions ......................      4,281,461
    Net change in unrealized loss of investments ........................       (259,421)
                                                                            ------------
    Net realized and unrealized gain from investment activities .........      4,022,040
                                                                            ------------
    Increase in net assets resulting from operations ....................   $  2,634,253
                                                                            ============

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I

                      Statements of Changes in Net Assets

                                                           Six Months Ended
                                                            March 31, 2005         Year Ended
                                                             (Unaudited)       September 30, 2004
                                                          -----------------   -------------------
From operations:

 Net investment loss ....................................   $  (1,387,787)       $  (3,702,690)
 Net realized gain from investment transactions .........       4,281,461           10,075,809
 Net change in unrealized loss of investments ...........        (259,421)          (8,803,187)
                                                            -------------        -------------
   Increase (decrease) in net assets resulting
    from operations .....................................       2,634,253           (2,430,068)
                                                            -------------        -------------
Distributions to shareholders:
 Realized short-term capital gains ($0.215 and $1.1694
   per share, respectively) .............................        (921,119)          (5,722,292)
 Realized long-term capital gains ($0.948 and $0.0006
   per share, respectively) .............................      (4,059,928)              (2,939)
                                                            -------------        -------------
   Net decrease in net assets resulting from
    distributions to shareholders .......................      (4,981,047)          (5,725,231)
                                                            -------------        -------------
From beneficial interest transactions:

 Net proceeds from sale of shares .......................       2,575,823           28,229,440
 Reinvestment of distributions ..........................       4,762,060            5,508,348
 Cost of shares repurchased .............................     (20,668,182)         (32,475,515)
                                                            -------------        -------------
   Net increase (decrease) in net assets from
    beneficial interest transactions ....................     (13,330,299)           1,262,273
                                                            -------------        -------------
   Net decrease in net assets ...........................     (15,677,093)          (6,893,026)
                                                            -------------        -------------
   Net assets at beginning of period ....................     115,855,659          122,748,685
                                                            -------------        -------------
   Net assets at end of period ..........................   $ 100,178,566        $ 115,855,659
                                                            =============        =============

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I
          Notes to Financial Statements -- March 31, 2005 (Unaudited)

1.  Organization

    Advantage Advisers Multi-Sector Fund I (the "Fund") was organized in the State of Delaware on August 14, 2001 and is registered as a closed-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Fund commenced operations on March 27, 2002. Advantage Advisers, L.L.C. (the "Investment Adviser"), a Delaware limited liability company ultimately controlled by Oppenheimer Asset Management Inc. ("OAM"), is responsible for the Fund's investment activities pursuant to an investment advisory agreement with the Fund. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as trustees of the Fund (collectively the "Board" and each member a "Trustee").

    The Fund's investment objective is to seek capital appreciation while managing risk through the use of a multi-strategy hedged equity investment program. The term "hedged equity," when used in this context, means the use by the Sub-Investment Advisers (as defined below) of long and short positions in equity securities and other securities having equity characteristics, put and call options, and other special investment techniques including the use of swaps, swaptions, forward contracts, security index options and leverage in order to maximize the potential for capital appreciation and to attempt to preserve capital and, where possible, to profit from adverse or volatile market conditions. The Fund intends to pursue this objective by investing primarily in securities of issuers in three sectors, which are banking/financial services, healthcare/biotechnology and technology. Until otherwise determined by the Fund's Board, the Fund will pursue its investment program by allocating its net assets among three separate investment accounts (each, a "Separate Investment Account"). Each Separate Investment Account will be managed by one or more investment professionals associated with various investment management firms (each, a "Sub-Investment Adviser").

    The Fund is authorized to issue an unlimited number of shares of beneficial interest ("the shares") at $0.001 par value. Shares are made available through Oppenheimer & Co. Inc. ("Oppenheimer") as principal distributor, on a best efforts basis, subject to various conditions. The minimum initial investment is $25,000. Investors will be subject to a sales charge of up to 5.00% of the offering price, subject to volume discounts. For the six months ended March 31, 2005, Oppenheimer received $23,606 from sales charges. Sales charges may be waived for fee based accounts. On a daily basis, the Fund makes additional sales of its shares at their net asset value plus applicable sales charges, to investors who are qualified to invest in the Fund (i.e., "qualified clients" as defined in Rule 205-3 under the Investment Advisers Act of 1940). The minimum additional investment is $1,000 for investors that are shareholders of the Fund and will include the applicable sales charges. To provide investors with a degree of liquidity, the Fund makes quarterly offers to repurchase its shares. Repurchase offers are limited to 5% to 25% of the Fund's outstanding shares at the Board's discretion.

    The Board has overall responsibility for the management and supervision of the operations of the Fund and has approved the Fund's investment program. The Board has complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business, other than the Fund's fundamental investment policies, which can only be changed by a vote of the shareholders. The Trustees will not contribute to the capital of the Fund in their capacity as Trustees, but may subscribe for shares, subject to the eligibility requirements described in the Prospectus.

                    Advantage Advisers Multi-Sector Fund I
    Notes to Financial Statements -- March 31, 2005 (Unaudited) (continued)

2.  Significant Accounting Policies

    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

    a. Portfolio Valuation

    Securities and commodities transactions, including related revenue and expenses, are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date, net of foreign withholding tax. Interest income and expense are recorded on the accrual basis.

    The Fund amortizes premium and accretes discount on bonds using the effective yield method.

    The value of the net assets of the Fund will be determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures summarized below under the supervision of the Board.

    Domestic exchange traded securities (other than options and those securities traded on NASDAQ) are valued at their last sale prices as reported on the exchanges where those securities are traded. NASDAQ listed securities are valued at the NASDAQ official closing price. If no sales of those securities are reported on a particular day, the securities will be valued based upon their bid prices for securities held long, or their ask prices for securities sold, not yet purchased as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices for securities held long or ask prices for securities sold, not yet purchased as reported by that exchange. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board.

    Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Investment Adviser will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

                    Advantage Advisers Multi-Sector Fund I
    Notes to Financial Statements -- March 31, 2005 (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

    a. Portfolio Valuation (continued)

    If in the view of the Investment Adviser, the bid price of a listed option or debt security (or ask price in the case of any such securities sold, not yet purchased) does not fairly reflect the market value of the security, the Investment Adviser may value the security at fair value in good faith and under the supervision of the Board. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time as of which determination of values or exchange rates are made and the time as of which the net asset value of the Fund is determined. When an event materially affects the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith by the Investment Adviser or under the supervision of the Board.

    Fair value, shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Investment Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Investment Adviser and the valuation method used by the Investment Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Investment Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

    b. Cash Equivalents

    The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At March 31, 2005, $18,132,301 in cash equivalents were held at PNC Bank in an interest bearing money market deposit account.

    c. Dividends and Distributions

    Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

    During the fiscal year ended September 30, 2004, permanent differences, primarily due to net operating losses of $3,710,690, resulted in a net decrease in accumulated net investment loss and a corresponding decrease in undistributed net realized gain from investment transactions. The reclassification had no effect on net assets.

                    Advantage Advisers Multi-Sector Fund I
    Notes to Financial Statements -- March 31, 2005 (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

    d. Income Taxes

    It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3.  Advisory Fees

    The Fund's Investment Advisory Agreement provides that in consideration for the Investment Adviser providing certain management services and for certain administrative services, the Fund will pay an advisory fee to the Investment Adviser at the annual rate of 1.25% of the Fund's average daily net assets, which is due and payable in arrears within five business days after the end of each month. This fee will be accrued daily as an expense to be paid out of the Fund's net assets and will have the effect of reducing the net asset value of the Fund. The Investment Adviser will pay a fee to each Sub-Investment Adviser for services provided by each Sub-Investment Adviser computed at the annual rate of 0.25% of the average daily net assets of each Sub-Investment Adviser's Separate Investment Account. Each Sub-Investment Adviser, as a non-managing member of the Investment Adviser, will be entitled to share in the Investment Adviser's profits, including advisory fees paid to the Investment Adviser.

4.  Incentive Fees

    The Fund may pay Incentive Fees to the Investment Adviser at the end of each fiscal period. Incentive Fees will be payable to the Investment Adviser from the Fund (out of assets allocated to the Separate Investment Account) based on the independent investment performance of each Separate Investment Account for the fiscal period. The Investment Adviser will be paid an Incentive Fee equal to 20% of each Separate Investment Account's net profit, which is equal to the net realized and unrealized gains or losses and net investment income or loss of the Separate Investment Account for the fiscal period subject to reduction for prior period realized and unrealized losses and net investment loss of the Separate Investment Account that have not previously been offset against its profits. For the six months ended March 31, 2005, the Investment Adviser was entitled to an accrued incentive fee of $396,676. The Investment Adviser will be under no obligation to repay any Incentive Fee or portion thereof previously paid to it by the Fund. Thus, the payment of an Incentive Fee with respect to a Separate Investment Account for a fiscal period will not be reversed by the subsequent decline in assets of that Separate Investment Account in any subsequent fiscal period. The Fund will calculate and accrue Incentive Fees daily based on each Separate Investment Account's investment performance. The Fund's net asset value will be reduced or increased each day to reflect these calculations. For purposes of calculating the Incentive Fee, expenses of the Fund that are not specifically attributable to any Separate Investment Account will be allocated one third to each Separate Investment Account when incurred. Each Sub-Investment Advisers, as non-managing members of the Investment Adviser, may be entitled to share in applicable Investment Adviser's profits, including Incentive Fees of the Investment Adviser.

                    Advantage Advisers Multi-Sector Fund I
    Notes to Financial Statements -- March 31, 2005 (Unaudited) (continued)

5.  Shareholder Servicing Fee

    The Fund pays compensation ("Shareholder Servicing Fees") to selected brokers and dealers, including Oppenheimer, that maintain shares for their customers in accordance with the terms of the several selling and servicing agreements between Oppenheimer and the brokers and dealers for the provisions of shareholder services. Shareholder Servicing Fees are payable quarterly at an annual rate of 0.25% of the average daily net asset value of outstanding shares held by the brokers and dealers for their customers.

    Shareholder Servicing Fees during the six months ended March 31, 2005 amounted to $295,776, of which $74,530 was earned by Oppenheimer.

6.  Administration Fee

    PFPC Inc. ("PFPC") and its affiliates provide transfer agency, administration, custodial, accounting and investor services to the Fund which are in addition to the services provided by the Investment Adviser, as described above. In consideration for these services, the Fund pays PFPC an administration fee of 0.10% of the Fund's first $200 million of average daily net assets, subject to an annual minimum fee of $100,000.

7.  Indemnifications

    The Fund has entered into several contracts that contain routine indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote.

8.  Securities Transactions

    Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended March 31, 2005, amounted to $111,218,875 and $122,232,943, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended March 31, 2005, amounted to $39,853,097 and $39,894,692, respectively.

    For the six months ended March 31, 2005, Oppenheimer earned $14,577 in brokerage commissions from portfolio transactions executed on behalf of the Fund. In addition, for the six months ended March 31, 2005, Mainsail Group, LLC, and Keefe Bruyette & Woods, Inc., both broker affiliates of Sub-Investment Advisers to the Fund earned $43,648 and $4,525, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Fund.

                    Advantage Advisers Multi-Sector Fund I
    Notes to Financial Statements -- March 31, 2005 (Unaudited) (continued)

9.  Beneficial Interest

    Transactions in shares of beneficial interest were as follows:

                                                   For the Six
                                                  Months Ended          Year Ended
                                                 March 31, 2005     September 30, 2004
                                                     Shares               Shares
                                                ----------------   -------------------
      Shares at beginning of period .........      4,741,608             4,735,619
                                                   ---------             ---------
      Shares sold ...........................        104,148             1,076,002
      Shares reinvested .....................        189,497               211,859
      Shares repurchased ....................       (818,516)           (1,281,872)
                                                   ---------            ----------
      Net increase (decrease) ...............       (524,871)                5,989
                                                   ---------            ----------
      Shares at end of period ...............      4,216,737             4,741,608
                                                   =========            ==========

    As of March 31, 2005, Oppenheimer owned 5,937 shares of the Fund.

10. Leverage; Borrowing

    The Fund is authorized to borrow money for investment purposes and to meet repurchase requests. To the extent that the Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage was employed. If the Fund's investments decline in value, the loss will be magnified if the Fund has borrowed money to make investments.

    The Act provides that the Fund may not borrow for any purpose if, immediately after doing so, it will have an "asset coverage" of less than 300%. This could prevent the Fund from borrowing to fund the repurchase of shares. For this purpose, an "asset coverage" of 300% means that the Fund's total assets equal 300% of the total outstanding principal balance of indebtedness. The Fund also may be forced to sell investments on unfavorable terms if market fluctuations or other factors reduce its asset level below what is required by the Act or the Fund's borrowing arrangements.

11. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

    In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments may include forward contracts, swaps, swaptions, security index options, options, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets and liabilities.

    The Fund maintains cash in bank deposit accounts, which at times may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash deposits.

                    Advantage Advisers Multi-Sector Fund I
    Notes to Financial Statements -- March 31, 2005 (Unaudited) (continued)

11. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

    Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets and liabilities. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker. The Fund pledges securities in an account at PFPC Trust Company, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

    The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as common stock.

    When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written option. The exercising of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

    For the six months ended March 31, 2005, transactions in written options were as follows:

                                            Call Options                     Put Options
                                   ------------------------------   -----------------------------
                                       Number                           Number
                                    of Contracts       Premium       of Contracts       Premium
                                   --------------   -------------   --------------   ------------
     Beginning balance .........         352         $  161,526           190         $  30,303
     Options written ...........         811            202,615         1,273           141,870
     Options expired ...........        (137)           (22,774)         (452)          (24,952)
     Options exercised .........        (240)           (33,310)          (48)           (7,295)
     Options closed ............        (322)          (164,945)         (800)          (99,086)
                                        ----         ----------         -----         ---------
     Options outstanding at
       March 31, 2005 ..........         464         $  143,112           163         $  40,840
                                        ====         ==========         =====         =========

                    Advantage Advisers Multi-Sector Fund I
    Notes to Financial Statements -- March 31, 2005 (Unaudited) (continued)

12. Federal Income Tax Information

    Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

    At September 30, 2004, the components of net assets (excluding paid in capital) on a tax basis were as follows:

   Undistributed ordinary income .............................    $    532,879
   Plus/Less: Cumulative Timing Differences ..................         (20,000)
                                                                  ------------
   Accumulated undistributed ordinary income .................                      $  512,879
   Currently distributable net realized capital gain .........       4,059,927
   Plus/Less: Cumulative Timing Differences ..................      (1,349,722)
                                                                  ------------
   Accumulated undistributable net realized gain .............                       2,710,205
   Tax unrealized appreciation ...............................        (726,117)
   Plus/Less: Cumulative Timing Differences ..................       1,349,722
                                                                  ------------
   Book unrealized appreciation ..............................                         623,605
                                                                                    ----------
   Net Assets (excluding paid in capital) ....................                      $3,846,689
                                                                                    ==========

   The differences between book and tax basis unrealized appreciation is primarily attributable to wash sales.


   Net Asset Value ................................                             $  115,855,659
   Paid in Capital ................................                               (112,008,970)
                                                                                --------------
   Net Assets (excluding paid in capital) .........                             $    3,846,689
                                                                                ==============

                    Advantage Advisers Multi-Sector Fund I
    Notes to Financial Statements -- March 31, 2005 (Unaudited) (continued)

13. Financial Highlights

                                                                    For the
                                                               Six Months Ended           For the               For the
                                                                March 31, 2005          Year Ended             Year Ended
                                                                  (Unaudited)       September 30, 2004     September 30, 2003
                                                              ------------------   --------------------   -------------------
Net asset value per share, beginning of period ............        $ 24.43               $ 25.92                $ 21.99
                                                                   -------               -------                -------
Income from investment operations (a):
 Net investment loss ......................................          (0.30)                (0.72)                 (1.17)
 Net realized gain (loss) and change in unrealized
   gain (loss) on investments .............................           0.79                  0.40                   5.10
                                                                   -------               -------                -------
   Total income (loss) from investment operations                     0.49                 (0.32)                  3.93
                                                                   -------               -------                -------
Distributions to shareholders:
 Realized capital gains ...................................          (1.16)                (1.17)                    --
                                                                   -------               -------                -------
   Total distributions to shareholders ....................          (1.16)                (1.17)                    --
                                                                   -------               -------                -------
Net asset value per share, end of period ..................        $ 23.76               $ 24.43                $ 25.92
                                                                   -------               -------                -------
Total return -- gross (b)(c) ..............................           2.00%                (0.91%)                20.54%
Total return -- net (b)(c) ................................           1.60%                (1.51%)                17.87%
Ratios/supplemental data:
 Net assets (dollars in thousands), end of period .........        $100,179              $115,856               $122,749
 Ratio of expenses to average net assets (d) ..............           3.90%                 3.68%                  5.99%
 Ratio of expenses without incentive fee to
   average net assets (d) .................................           3.20%                 3.11%                  3.35%
 Ratio of incentive fee to average net assets .............           0.70%                 0.57%                  2.64%
 Ratio of net investment loss to average
   net assets (d) .........................................          (2.45%)               (2.80%)                (4.95%)
 Portfolio turnover (c) ...................................            112%                  193%                   258%
Average debt ratio ........................................             --                  0.32%                  0.22%

----------------
(a) Per share amounts presented are based on average shares outstanding throughout the periods indicated.

(b) Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized for periods of less than one year.

(d) Annualized for periods of less than one year. The computation of such ratios for an individual shareholder may vary from these ratios due to the timing of capital transactions.

                    Advantage Advisers Multi-Sector Fund I

                 Schedule of Portfolio Investments (Unaudited)

                                                                              March 31, 2005
 Shares                                                                        Market Value
--------                                                                     ---------------
           Investments in Securities -- 92.81%
           U.S. Common Stock -- 91.80%
             Applications Software -- 1.47%
 26,210        Mercury Interactive Corp.*                         (a)         $  1,241,830
 15,440        Salesforce.com, Inc.*                                               231,445
                                                                              ------------
                                                                                 1,473,275
                                                                              ------------
             Casino Services -- 0.82%
 35,765        Scientific Games Corp., Class A*                   (a)              817,230
                                                                              ------------
             Cellular Telecommunications -- 0.08%
  4,900        China Mobile Hong Kong, Ltd. -- Sponsored ADR      (a)               80,409
                                                                              ------------
             Commercial Banks - Central U.S. -- 1.08%
 13,400        TCF Financial Corp.                                                 363,810
 23,992        Texas Regional Bancshares, Inc., Class A                            722,399
                                                                              ------------
                                                                                 1,086,209
                                                                              ------------
             Commercial Banks - Eastern U.S. -- 0.45%
  4,400        M&T Bank Corp.                                                      449,064
                                                                              ------------
             Commercial Banks - Southern U.S. -- 1.52%
 40,600        Cardinal Financial Corp.*                                           373,520
 35,900        Hibernia Corp., Class A                                           1,149,159
                                                                              ------------
                                                                                 1,522,679
                                                                              ------------
             Commercial Banks - Western U.S. -- 0.46%
  6,600        City National Corp./Beverly Hills, CA              (a)              460,812
                                                                              ------------
             Commercial Services - Finance -- 0.39%
  9,320        iPayment, Inc.*                                                     393,304
                                                                              ------------
             Communications Software -- 0.16%
  7,179        InPhonic, Inc.*                                                     163,071
                                                                              ------------
             Computers - Memory Devices -- 2.83%
 76,910        SanDisk Corp.*                                                    2,138,098
 35,510        Seagate Technology*                                (a)              694,220
                                                                              ------------
                                                                                 2,832,318
                                                                              ------------
             Computers - Peripheral Equipment -- 0.05%
  4,750        TransAct Technologies, Inc.*                                         47,548
                                                                              ------------
             Containers - Metal/Glass -- 1.31%
 52,140        Owens -- Illinois, Inc.*                           (a)            1,310,800
                                                                              ------------

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I

                                                                           March 31, 2005
  Shares                                                                    Market Value
----------                                                                ---------------
           U.S. Common Stock -- (continued)
             Dental Supplies & Equipment -- 0.01%
   2,400       Align Technology, Inc.*                                      $     14,976
                                                                            ------------
             Drug Delivery Systems -- 2.07%
  87,300       Bentley Pharmaceuticals, Inc.*                                    642,528
 115,700       Penwest Pharmaceuticals Co.*                                    1,430,052
                                                                            ------------
                                                                               2,072,580
                                                                            ------------
             E-Commerce/Services -- 0.41%
  10,890       Ctrip.com International, Ltd. -- Sponsored ADR*     (a)           412,187
                                                                            ------------
             Electronic Components - Miscellaneous -- 0.87%
  30,630       Jabil Circuit, Inc.*                                (a)           873,568
                                                                            ------------
             Electronic Components - Semiconductors -- 8.45%
 214,750       ARM Holdings, Plc -- Sponsored ADR                  (a)         1,288,500
  61,686       ATI Technologies, Inc.*                             (a)         1,064,700
  42,712       Broadcom Corp., Class A*                            (a)         1,277,943
  50,100       LSI Logic Corporation*                                            280,059
  33,075       Monolithic Power Systems, Inc.*                                   292,052
  40,340       National Semiconductor Corp.                                      831,407
  30,430       Nvidia Corp.*                                       (a)           723,017
  17,980       Portalplayer, Inc.*                                 (a)           410,483
  14,260       Silicon Laboratories, Inc.*                         (a)           423,665
  28,710       Texas Instruments, Inc.                             (a)           731,818
  38,907       Xilinx, Inc.                                        (a)         1,137,252
                                                                            ------------
                                                                               8,460,896
                                                                            ------------
             Electronic Design Automation -- 0.18%
  15,600       Magma Design Automation, Inc.*                      (a)           185,172
                                                                            ------------
             Electronic Measuring Instruments -- 0.02%
   1,000       Molecular Devices Corp.*                                           19,000
                                                                            ------------
             Entertainment Software -- 2.80%
  57,443       Activision, Inc.*                                   (a)           850,156
  24,840       Take-Two Interactive Software, Inc.*                (a)           971,244
  35,005       THQ, Inc.*                                          (a)           985,041
                                                                            ------------
                                                                               2,806,441
                                                                            ------------

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I

                                                                            March 31, 2005
 Shares                                                                      Market Value
--------                                                                   ---------------
         U.S. Common Stock -- (continued)
           Fiduciary Banks -- 3.30%
 43,900      Bank of New York Co., Inc.                                     $  1,275,295
  7,500      Investors Financial Services Corp.              (a)(b)              366,825
  8,800      Northern Trust Corp.                                                382,272
 29,200      State Street Corp.                                (a)             1,276,624
                                                                            ------------
                                                                               3,301,016
                                                                            ------------
           Finance - Auto Loans -- 1.45%
 34,300      Westcorp                                          (a)             1,449,175
                                                                            ------------
           Finance - Credit Card -- 1.81%
 24,300      Capital One Financial Corp.                       (b)             1,816,911
                                                                            ------------
           Finance - Investment Banker/Broker -- 3.42%
 23,000      Citigroup, Inc.                                   (a)             1,033,620
  1,800      Goldman Sachs Group, Inc.                                           197,982
  8,600      Legg Mason, Inc.                                (a)(b)              672,004
  8,300      Lehman Brothers Holdings, Inc.                    (b)               781,528
 13,100      Merrill Lynch & Co., Inc.                                           741,460
                                                                            ------------
                                                                               3,426,594
                                                                            ------------
           Finance - Mortgage Loan/Banker -- 0.36%
 11,192      Countrywide Financial Corp.                                         363,292
                                                                            ------------
           Finance - Other Services -- 0.19%
 17,244      MarketAxess Holdings, Inc.*                       (a)               192,615
                                                                            ------------
           Financial Guarantee Insurance -- 1.39%
 14,100      Ambac Financial Group, Inc.                       (b)             1,053,975
  9,000      PMI Group, Inc.                                                     342,090
                                                                            ------------
                                                                               1,396,065
                                                                            ------------
           Identification Systems/Devices -- 0.30%
 20,487      Symbol Technologies, Inc.                                           296,857
                                                                            ------------
           Independent Power Producer -- 0.33%
  9,800      NRG Energy Inc.*                                                    334,670
                                                                            ------------
           Industrial Audio & Video Production -- 1.10%
 46,890      Dolby Laboratories, Inc. Class A*                 (a)             1,101,915
                                                                            ------------
           Insurance Brokers -- 0.50%
 13,600      Willis Group Holdings, Ltd.                       (b)               501,432
                                                                            ------------


   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I

                                                                            March 31, 2005
  Shares                                                                     Market Value
----------                                                                 ---------------
           U.S. Common Stock -- (continued)
             Internet Content - Entertainment -- 0.06%
   9,460       Alloy, Inc.*                                                 $     55,625
                                                                            ------------
             Internet Infrastructure Software -- 0.26%
  20,970       Openwave Systems, Inc.*                                           255,624
                                                                            ------------
             Internet Security -- 1.24%
  43,240       VeriSign, Inc.*                                    (a)          1,240,988
                                                                            ------------
             Investment Management/Advisory Services -- 0.35%
  14,900       Eaton Vance Corp.                                                 349,256
                                                                            ------------
             Medical - Biomedical/Genetics -- 6.81%
  66,400       Alexion Pharmaceuticals, Inc.*                                  1,438,556
  32,400       Amgen, Inc.*                                                    1,886,004
 166,000       Axonyx, Inc.*                                                     204,180
   5,700       Cell Genesys, Inc.*                                                25,821
 136,300       Genaera Corp.*                                                    310,764
   9,630       Genzyme Corp.*                                     (a)            551,221
  10,900       LifeCell Corp.*                                                    97,010
 150,200       Neurobiological Technologies, Inc.*                               494,158
  16,800       Savient Pharmaceuticals, Inc.*                                     46,200
  70,800       Transkaryotic Therapies, Inc.*                                  1,767,522
                                                                            ------------
                                                                               6,821,436
                                                                            ------------
             Medical - Drugs -- 8.25%
  19,780       Angiotech Pharmaceuticals, Inc.*                                  303,623
 121,900       King Pharmaceuticals, Inc.*                        (a)          1,012,989
  21,400       Kos Pharmaceuticals, Inc.*                                        891,952
   1,100       Medicis Pharmaceutical Corp., Class A*                             32,978
  52,300       Orphan Medical, Inc.*                                             476,453
  41,440       Pfizer, Inc.                                                    1,088,629
  33,200       Pharmion Corp.*                                                   962,800
 105,800       Serono SA -- Sponsored ADR                         (a)          1,920,270
  69,900       Valeant Pharmaceuticals International              (a)          1,574,148
                                                                            ------------
                                                                               8,263,842
                                                                            ------------
             Medical - HMO -- 0.82%
   6,590       WellPoint, Inc.*                                   (a)            826,057
                                                                            ------------

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I

                                                                            March 31, 2005
 Shares                                                                      Market Value
--------                                                                   ---------------
         U.S. Common Stock -- (continued)
           Medical Labs & Testing Service -- 0.76%
  7,290      Quest Diagnostics, Inc.                              (a)       $    766,398
                                                                            ------------
           Motion Pictures & Services -- 1.16%
 28,458      DreamWorks Animation SKG, Class A*                   (a)          1,158,525
                                                                            ------------
           Property/Casualty Insurance -- 0.55%
 10,100      Arch Capital Group, Ltd.*                                           404,404
    600      Chubb Corp.                                                          47,562
  3,000      Fidelity National Financial, Inc.                                    98,820
                                                                            ------------
                                                                                 550,786
                                                                            ------------
           Racetracks -- 0.37%
  6,900      International Speedway Corp., Class A                               374,325
                                                                            ------------
           Real Estate Management/Services -- 0.13%
  9,997      Housevalues, Inc.*                                                  125,762
                                                                            ------------
           Reinsurance -- 1.36%
 16,000      Everest Re Group, Ltd.                                            1,361,760
                                                                            ------------
           Retail - Major Department Store -- 0.56%
  4,199      Sears Holdings Corp.*                                (a)            559,150
                                                                            ------------
           S&L/Thrifts - Eastern U.S. -- 0.82%
 10,800      Hudson City Bancorp, Inc.                                           394,740
 10,500      People's Bank/Bridgeport, CT                                        429,975
                                                                            ------------
                                                                                 824,715
                                                                            ------------
           S & L/Thrifts - Western U.S. -- 0.21%
  3,500      Golden West Financial Corp.                                         211,750
                                                                            ------------
           Semiconductor Components - Integrated Circuits -- 4.69%
 19,600      Analog Devices, Inc.                                 (a)            708,344
 34,370      Linear Technology Corp.                              (a)          1,316,715
 69,652      Marvell Technology Group, Ltd.*                      (a)          2,670,457
                                                                            ------------
                                                                               4,695,516
                                                                            ------------
           Semiconductor Equipment -- 4.16%
 46,290      ASML Holdings N.V. -- NY Reg. Shs.*                  (a)            776,283
 30,526      FormFactor, Inc.*                                    (a)            691,109
 17,150      KLA-Tencor Corp.                                     (a)            789,072
 10,680      Novellus Systems, Inc.*                                             285,476

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I

                                                                            March 31, 2005
  Shares                                                                     Market Value
----------                                                                 ---------------
           U.S. Common Stock -- (continued)
             Semiconductor Equipment -- (continued)
  37,579       Tessera Technologies, Inc.*                        (a)       $  1,624,540
                                                                            ------------
                                                                               4,166,480
                                                                            ------------
             Super-Regional Banks - U.S. -- 3.71%
  23,700       Bank of America Corp.                              (a)          1,045,170
  24,000       U.S. Bancorp                                                      691,680
  23,986       Wachovia Corp.                                     (a)          1,221,127
  12,700       Wells Fargo & Co.                                  (a)            759,460
                                                                            ------------
                                                                               3,717,437
                                                                            ------------
             Telecommunication Equipment -- 1.18%
  23,530       Andrew Corp.*                                                     275,536
  22,820       Comverse Technology, Inc.*                         (a)            575,521
 122,500       Nortel Networks Corp.*                                            334,425
                                                                            ------------
                                                                               1,185,482
                                                                            ------------
             Telecommunication Equipment Fiber Optics -- 0.34%
  30,650       Corning, Inc.*                                     (a)            341,135
                                                                            ------------
             Telephone - Integrated -- 0.56%
  20,207       China Netcom Group Corp. (Hong Kong), Ltd. --
               Sponsored ADR*                                     (a)            565,594
                                                                            ------------
             Therapeutics -- 8.29%
 227,200       BioMarin Pharmaceutical, Inc.*                                  1,170,080
  70,800       DOV Pharmaceutical, Inc.*                          (a)            968,544
  26,100       Eyetech Pharmaceuticals, Inc.*                     (b)            717,750
  53,000       Gilead Sciences, Inc.*                             (a)          1,897,400
 297,600       Guilford Pharmaceuticals, Inc.*                    (a)            684,480
 192,800       Ista Pharmaceuticals, Inc.*                        (a)          1,904,864
  50,200       Progenics Pharmaceuticals, Inc.*                   (b)            843,862
   2,500       United Therapeutics Corp.*                                        114,238
                                                                            ------------
                                                                               8,301,218
                                                                            ------------
             Transportation - Marine -- 0.12%
   7,245       Diana Shipping, Inc.*                                             119,832
                                                                            ------------
             Web Hosting/Design -- 0.49%
  14,520       Macromedia, Inc.*                                                 486,420
                                                                            ------------

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I

                                                                            March 31, 2005
   Shares                                                                    Market Value
------------                                                               ---------------
             U.S. Common Stock -- (continued)
               Web Portals/ISP -- 3.58%
     9,711       Google, Inc., Class A*                           (a)       $  1,752,933
    22,040       Netease.com, Inc. -- Sponsored ADR*                           1,062,548
    10,080       Sohu.com, Inc.*                                  (a)            177,206
    17,580       Yahoo!, Inc.*                                    (a)            595,962
                                                                            ------------
                                                                               3,588,649
                                                                            ------------
               Wireless Equipment -- 1.39%
    21,110       Motorola, Inc.                                   (a)            316,017
    29,390       Qualcomm, Inc.                                   (a)          1,077,143
                                                                            ------------
                                                                               1,393,160
                                                                            ------------
                   Total Common Stock (Cost $92,692,582)                    $ 91,969,003
                                                                            ------------
               Private Placement -- 0.91%
                 Commercial Banks - Western U.S. -- 0.91%
    91,300       Centennial C Corp.*                              (c)            913,000
                                                                            ------------
                   Total Private Placement (Cost $913,000)                  $    913,000
                                                                            ------------

  Contracts
  --------
             Purchased Options -- 0.10%
             Call Options -- 0.10%
               Electronic Components - Miscellaneous -- 0.00%
       190       Flextronics International Ltd., 04/16/05, $15.00                    950
                                                                            ------------
               Medical - Generic Drugs -- 0.01%
       280       Mylan Laboratories, Inc. -- 04/16/05, $17.50                     12,600
                                                                            ------------
               Medical - Hospitals -- 0.04%
       250       Tenet Healthcare Corp., 08/20/05, $11.00                         35,000
                                                                            ------------
               Semiconductor Components - Integrated Circuits -- 0.02%
       115       Sigmatel, Inc., 06/18/05, $45.00                                 17,825
                                                                            ------------

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2005
 Contracts                                                                         Market Value
                                                                                   ------------
              Purchased Options -- (continued)
              Call Options -- (continued)
                Therapeutics -- 0.03%
44                Eyetech Pharmaceuticals Inc. -- 09/17/05, $30.00                 $     17,160
61                Eyetech Pharmaceuticals Inc. -- 09/17/05, $35.00                       14,335
                                                                                   ------------
                                                                                         31,495
                                                                                   ------------
                    Total Call Options (Cost $153,695)                                   97,870
                                                                                   ------------
                    Total Purchased Options (Cost $153,695)                        $     97,870
                                                                                   ------------
                    Total Investments in Securities (Cost $93,759,277) -- 92.81%   $ 92,979,873
                                                                                   ------------
                    Other Assets, Less Liabilities -- 7.19%**                         7,198,693
                                                                                   ------------
                    Net Assets -- 100.00%                                          $100,178,566
                                                                                   ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and open written options.

(b)    Security held in connection with an open put or call option contract.

(c) Security is being fair valued by a valuation committee under the direction of the Board.

*      Non-income producing security.

** Includes $18,132,301 invested in a PNC Bank Money Market Account, which is 18.10% of net assets.

ADR    American Depository Receipt

                                                                 March 31, 2005
                                                                 Percentage of
                                                                 Net Assets (%)
                                                                 --------------
Investments in Securities -- By Industry
Applications Software ...........................................   1.47%
Casino Services .................................................   0.82%
Cellular Communications .........................................   0.08%
Commercial Banks -- Central U.S. ................................   1.08%
Commercial Banks -- Eastern U.S. ................................   0.45%
Commercial Banks -- Southern U.S. ...............................   1.52%
Commercial Banks -- Western U.S. ................................   1.37%
Commercial Services -- Finance ..................................   0.39%
Communications Software .........................................   0.16%
Computers -- Memory Devices .....................................   2.83%
Computers -- Peripheral Equipment ...............................   0.05%
Containers -- Metal/Glass .......................................   1.31%
Dental Supplies and Equipment ...................................   0.01%

                                                                 March 31, 2005
                                                                 Percentage of
                                                                 Net Assets (%)
                                                                 --------------
Investments in Securities -- By Industry (continued)
Drug Delivery Systems ...........................................   2.07%
E-Commerce/Services .............................................   0.41%
Electronic Components -- Miscellaneous ..........................   0.87%
Electronic Components -- Semiconductors .........................   8.45%
Electronic Design Automation ....................................   0.18%
Electronic Measuring Instruments ................................   0.02%
Entertainment Software ..........................................   2.80%
Fiduciary Banks .................................................   3.30%
Finance -- Auto Loans ...........................................   1.45%
Finance -- Credit Card ..........................................   1.81%
Finance -- Investment Banker/Broker .............................   3.42%
Finance Mortgage Loan/Banker ....................................   0.36%
Finance -- Other Services .......................................   0.19%

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I

          Schedule of Portfolio Investments (Unaudited) -- (concluded)

                                                                 March 31, 2005
                                                                 Percentage of
                                                                 Net Assets (%)
                                                                 --------------
Investments in Securities -- By Industry (continued)
Financial Guarantee Insurance ...................................    1.39%
Identification Symbols/Devices ..................................    0.30%
Independent Power Producer ......................................    0.33%
Industrial Audio & Video Production .............................    1.10%
Insurance Brokers ...............................................    0.50%
Internet Content -- Entertainment ...............................    0.06%
Internet Infrastructure Software ................................    0.26%
Internet Security ...............................................    1.24%
Investment Management/Advisory Services .........................    0.35%
Medical -- Biomedical/Genetics ..................................    6.81%
Medical -- Drugs ................................................    8.25%
Medical -- Generic Drugs ........................................    0.01%
Medical -- HMO ..................................................    0.82%
Medical -- Hospitals ............................................    0.04%
Medical Labs & Testing Services .................................    0.76%
Motion Pictures & Services ......................................    1.16%
Property/Casualty Insurance .....................................    0.55%
Racetracks ......................................................    0.37%
Real Estate Management/Services .................................    0.13%

                                                                 March 31, 2005
                                                                 Percentage of
                                                                 Net Assets (%)
                                                                 --------------
Investments in Securities -- By Industry (continued)
Reinsurance .....................................................    1.36%
Retail -- Major Department Stores ...............................    0.56%
S&L/Thrifts -- Eastern U.S. .....................................    0.82%
S&L/Thrifts -- Western U.S. .....................................    0.21%
Semiconductor Components --
  Integrated Circuits ...........................................    4.71%
Semiconductor Equipment .........................................    4.16%
Super-Regional Banks -- U.S. ....................................    3.71%
Telecommunication Equipment .....................................    1.18%
Telecommunication Equipment Fiber Optics.........................    0.34%
Telephone -- Integrated .........................................    0.56%
Therapeutics ....................................................    8.32%
Transportation -- Marine ........................................    0.12%
Web Hosting/Design ..............................................    0.49%
Web Portals/ISP .................................................    3.58%
Wireless Equipment ..............................................    1.39%
                                                                    -----
Total Investment in Securities ..................................   92.81%
                                                                    =====

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I

           Schedule of Securities Sold, Not Yet Purchased (Unaudited)

                                                                 March 31, 2005
 Shares                                                           Market Value
--------                                                         --------------
         Securities Sold, Not Yet Purchased -- (34.85%)
         U.S. Common Stock
           Applications Software -- (0.33%)
  7,610      Intuit, Inc.                                        $    (333,090)
                                                                 -------------
           Beverages Non-Alcoholic -- (0.44%)
 15,890      Pepsi Bottling Group, Inc.                               (442,536)
                                                                 -------------
           Cable Television -- (0.50%)
 34,780      DIRECTV Group, Inc.                                      (501,528)
                                                                 -------------
           Capacitors -- (0.11%)
 13,670      Kemet Corp.                                              (105,942)
                                                                 -------------
           Commercial Banks - Eastern U.S. -- (0.75%)
  8,400      Chittenden Corp.                                         (218,988)
 16,900      Fulton Financial Corp.                                   (368,251)
  6,200      Valley National Bancorp                                  (159,836)
                                                                 -------------
                                                                      (747,075)
                                                                 -------------
           Commercial Banks - Southern U.S. -- (0.74%)
 11,400      Regions Financial Corp.                                  (369,360)
  8,300      Whitney Holding Corp.                                    (369,433)
                                                                 -------------
                                                                      (738,793)
                                                                 -------------
           Commercial Services - Finance -- (0.34%)
  6,650      H&R Block, Inc.                                          (336,357)
                                                                 -------------
           Common Trust Fund -- (1.04%)
  7,900      Regional Bank HOLDRs Trust                             (1,044,775)
                                                                 -------------
           Computers -- (1.49%)
 38,830      Dell, Inc.                                             (1,491,849)
                                                                 -------------
           Computers - Integrated Systems -- (0.15%)
  5,425      National Instruments Corp.                               (146,746)
                                                                 -------------
           Computers - Memory Devices -- (0.36%)
 10,290      Imation Corp.                                            (357,577)
                                                                 -------------
           Computers - Peripheral Equipment -- (0.23%)
  2,940      Lexmark International, Inc., Class A                     (235,112)
                                                                 -------------
           Data Processing/Management -- (0.48%)
 12,280      First Data Corp.                                         (482,727)
                                                                 -------------

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I

                                                                 March 31, 2005
 Shares                                                           Market Value
--------                                                         --------------
         U.S. Common Stock -- (continued)
           Distribution/Wholesale -- (0.08%)
  1,470      Scansource, Inc.                                    $     (76,190)
                                                                 -------------
           Electronic Components - Miscellaneous -- (0.67%)
 14,690      AVX Corp.                                                (179,952)
 41,120      Flextronics International, Ltd.                          (495,085)
                                                                 -------------
                                                                      (675,037)
                                                                 -------------
           Electronic Components - Semiconductors -- (1.84%)
 19,440      Fairchild Semiconductor International, Inc.              (298,015)
 10,260      International Rectifier Corp.                            (466,830)
 11,210      Microchip Technology, Inc.                               (291,572)
  4,900      Semtech Corp.                                             (87,563)
 41,710      STMicroelectronics N.V. -- NY Shares                     (694,889)
                                                                 -------------
                                                                    (1,838,869)
                                                                 -------------
           Electronic Connectors -- (0.25%)
  6,860      Amphenol Corp., Class A                                  (254,094)
                                                                 -------------
           Electronic Parts Distribution -- (0.29%)
 15,910      Avnet, Inc.                                              (293,062)
                                                                 -------------
           Electronic Products - Miscellaneous -- (0.43%)
 16,250      Molex, Inc.                                              (428,350)
                                                                 -------------
           Enterprise Software/Services -- (1.04%)
 25,880      SAP AG -- Sponsored ADR                                (1,037,270)
                                                                 -------------
           Entertainment Software -- (0.44%)
  8,580      Electronic Arts, Inc.                                    (444,272)
                                                                 -------------
           Food - Confectionery -- (0.31%)
  4,750      WM Wrigley Jr. Co.                                       (311,458)
                                                                 -------------
           Food - Wholesale/Distribution -- (0.55%)
 15,510      Sysco Corp.                                              (555,258)
                                                                 -------------
           Home Furnishings -- (0.18%)
  5,700      Ethan Allen Interiors, Inc.                              (182,400)
                                                                 -------------
           Instruments - Scientific -- (0.44%)
 12,300      Waters Corp.                                             (440,217)
                                                                 -------------

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I

                                                                 March 31, 2005
 Shares                                                           Market Value
--------                                                         --------------
         U.S. Common Stock -- (continued)
           Internet Security -- (0.17%)
 10,720      RSA Security, Inc.                                  $    (169,912)
                                                                 -------------
           Investment Management/Advisory Services -- (0.36%)
 12,700      Federated Investors, Inc., Class B                       (359,537)
                                                                 -------------
           Leisure & Recreational Products -- (0.35%)
 12,350      WMS Industries, Inc.                                     (347,776)
                                                                 -------------
           Medical - Biomedical/Genetics -- (2.21%)
 17,500      Affymetrix, Inc.                                         (749,700)
 15,700      Celgene Corp.                                            (534,585)
  3,100      Exact Sciences Corp.                                      (11,067)
  2,900      Invitrogen Corp.                                         (200,680)
  2,000      Martek Biosciences Corp.                                 (116,380)
  3,000      Medimmune, Inc.                                           (71,430)
 21,800      Myriad Genetics, Inc.                                    (400,902)
  8,300      Telik, Inc.                                              (125,164)
                                                                 -------------
                                                                    (2,209,908)
                                                                 -------------
           Medical - Drugs -- (1.81%)
 10,300      Abbott Laboratories                                      (480,186)
  9,400      Accelrys, Inc.                                            (55,742)
 21,400      Bradley Pharmaceuticals, Inc.                            (204,584)
  3,300      Elan Corp., PLC -- Sponsored ADR                          (10,692)
  6,900      Eli Lilly & Co.                                          (359,490)
  6,100      Forest Laboratories, Inc.                                (225,395)
  2,400      Merck & Co., Inc.                                         (77,688)
  5,400      OSI Pharmaceuticals, Inc.                                (223,236)
 11,900      ZymoGenetics, Inc.                                       (181,594)
                                                                 -------------
                                                                    (1,818,607)
                                                                 -------------
           Medical - Generic Drugs -- (0.49%)
 28,000      Mylan Laboratories, Inc.                                 (496,160)
                                                                 -------------
           Medical - Hospitals -- (0.26%)
  9,980      Health Management Associates, Inc.                       (261,276)
                                                                 -------------
           Medical Imaging Systems -- (0.10%)
  3,400      Given Imaging, Ltd.                                      (100,402)
                                                                 -------------

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I

                                                                 March 31, 2005
 Shares                                                           Market Value
--------                                                         --------------
         U.S. Common Stock -- (continued)
           Medical Instruments -- (1.17%)
  7,900      Edwards Lifesciences Corp.                          $    (341,438)
 12,900      Medtronic, Inc.                                          (657,255)
  4,580      Ventana Medical Systems, Inc.                            (171,567)
                                                                 -------------
                                                                    (1,170,260)
                                                                 -------------
           Medical Products -- (2.29%)
 19,800      Baxter International, Inc.                               (672,804)
  1,200      Biomet, Inc.                                              (43,560)
    700      Cyberonics, Inc.                                          (30,919)
 10,800      Stryker Corp.                                            (481,788)
  4,400      Varian Medical Systems, Inc.                             (150,832)
 11,800      Zimmer Holdings, Inc.                                    (918,158)
                                                                 -------------
                                                                    (2,298,061)
                                                                 -------------
           Motorcycle/Motor Scooter -- (0.23%)
  3,920      Harley-Davidson, Inc.                                    (226,419)
                                                                 -------------
           Optical Supplies -- (0.34%)
  3,850      Alcon, Inc.                                              (343,767)
                                                                 -------------
           Property/Casualty Insurance -- (0.39%)
  8,300      Ace, Ltd.                                                (342,541)
    600      Philadelphia Consolidated Holding Corp.                   (46,518)
                                                                 -------------
                                                                      (389,059)
                                                                 -------------
           Publishing - Newspapers -- (0.83%)
 10,750      Dow Jones & Co., Inc.                                    (401,727)
 11,720      New York Times Co., Class A                              (428,718)
                                                                 -------------
                                                                      (830,445)
                                                                 -------------
           Registered Investment Company -- (3.48%)
 70,300      Financial Select Sector SPDR Fund                      (1,995,817)
 12,600      SPDR Trust Series 1                                    (1,486,296)
                                                                 -------------
                                                                    (3,482,113)
                                                                 -------------
           Retail - Discount -- (0.37%)
  7,350      Wal-Mart Stores, Inc.                                    (368,309)
                                                                 -------------
           Semiconductor Components - Integrated
             Circuits -- (1.65%)
 16,160      Integrated Circuit Systems, Inc.                         (308,979)

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I

                                                                 March 31, 2005
 Shares                                                           Market Value
--------                                                         --------------
         U.S. Common Stock -- (continued)
           Semiconductor Components - Integrated Circuits --
           (continued)
 10,690      Maxim Integrated Products, Inc.                     $    (436,901)
 19,450      Micrel, Inc.                                             (179,329)
 21,600      Power Integrations, Inc.                                 (451,224)
 28,020      Semiconductor Manufacturing International Corp. --
               Sponsored ADR                                          (273,195)
                                                                 -------------
                                                                    (1,649,628)
                                                                 -------------
           Semiconductor Equipment -- (0.63%)
 38,700      Applied Materials, Inc.                                  (628,875)
                                                                 -------------
           Telephone - Integrated -- (1.36%)
 18,210      BellSouth Corp.                                          (478,741)
 25,360      SBC Communications, Inc.                                 (600,778)
  3,520      Telephone & Data Systems, Inc.                           (287,232)
                                                                 -------------
                                                                    (1,366,751)
                                                                 -------------
           Therapeutics -- (1.33%)
 21,900      Amylin Pharmaceuticals, Inc.                             (383,031)
  2,400      AtheroGenics, Inc.                                        (31,416)
 20,600      Bioenvision, Inc.                                        (118,450)
  9,700      Dendreon Corp.                                            (52,865)
  8,300      Genta, Inc.                                                (9,379)
    600      ImClone Systems, Inc.                                     (20,700)
  1,000      Nabi Biopharmaceuticals                                   (12,480)
  5,100      Neurocrine Biosciences, Inc.                             (194,106)
 10,000      Onyx Pharmaceuticals, Inc.                               (313,500)
  5,500      Pharmacyclics, Inc.                                       (44,165)
 13,400      Trimeris, Inc.                                           (150,884)
                                                                 -------------
                                                                    (1,330,976)
                                                                 -------------
           Transport - Services -- (0.60%)
  8,320      United Parcel Service, Inc., Class B                     (605,197)
                                                                 -------------
           Transportation - Rail -- (0.33%)
  4,750      Union Pacific Corp.                                      (331,075)
                                                                 -------------
           Travel Services -- (0.11%)
  4,870      Sabre Holdings Corp., Class A                            (106,556)
                                                                 -------------

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I

   Schedule of Securities Sold, Not Yet Purchased (Unaudited) -- (concluded)

                                                                 March 31, 2005
 Shares                                                           Market Value
--------                                                         --------------
         U.S. Common Stock -- (continued)
           Web Portals/ISP -- (0.21%)
23,860       EarthLink, Inc.                                     $   (214,740)
                                                                 ------------
           Wireless Equipment -- (0.30%)
19,520       Nokia Corp. -- Sponsored ADR                            (301,194)
                                                                 ------------
               Total Securities Sold, Not Yet Purchased
                 (Proceeds $36,032,708)                          $(34,907,587)
                                                                 ============

                                                                  March 31, 2005
                                                                  Percentage of
                                                                  Net Assets (%)
                                                                  --------------
Securities Sold, Not Yet Purchased -- By Industry
Applications Software ............................................    0.33%
Beverages -- Non-Alcoholic .......................................    0.44%
Cable Television .................................................    0.50%
Capacitors .......................................................    0.11%
Commercial Banks -- Eastern U.S. .................................    0.75%
Commercial Banks -- Southern U.S. ................................    0.74%
Commercial Services -- Finance ...................................    0.34%
Common Trust Fund ................................................    1.04%
Computers ........................................................    1.49%
Computers -- Integrated Systems ..................................    0.15%
Computers -- Memory Devices ......................................    0.36%
Computers -- Peripheral Equipment ................................    0.23%
Data Processing/Management .......................................    0.48%
Distribution/Wholesale ...........................................    0.08%
Electronic Components -- Miscellaneous ...........................    0.67%
Electronic Components -- Semiconductors ..........................    1.84%
Electronic Connectors ............................................    0.25%
Electronic Parts Distribution ....................................    0.29%
Electronic Products -- Miscellaneous .............................    0.43%
Enterprise Software/Services .....................................    1.04%
Entertainment Software ...........................................    0.44%
Food -- Confectionery ............................................    0.31%
Food -- Wholesale/Distribution ...................................    0.55%
Home Furnishings .................................................    0.18%
Instruments -- Scientific ........................................    0.44%
Internet Security ................................................    0.17%
Investment Management/Advisory Services ..........................    0.36%

                                                                  March 31, 2005
                                                                  Percentage of
                                                                  Net Assets (%)
                                                                  --------------
Securities Sold, Not Yet Purchased -- By Industry (continued)
Leisure & Recreational Products ..................................    0.35%
Medical -- Biomedical/Genetics ...................................    2.21%
Medical -- Drugs .................................................    1.81%
Medical -- Generic Drugs .........................................    0.49%
Medical -- Hospitals .............................................    0.26%
Medical Imaging Systems ..........................................    0.10%
Medical Instruments ..............................................    1.17%
Medical Products .................................................    2.29%
Motorcycle/Motor Scooter .........................................    0.23%
Optical Supplies .................................................    0.34%
Property/Casualty Insurance ......................................    0.39%
Publishing -- Newspapers .........................................    0.83%
Registered Investment Company ....................................    3.48%
Retail -- Discount ...............................................    0.37%
Semiconductor Components -- Integrated
  Circuits .......................................................    1.65%
Semiconductor Equipment ..........................................    0.63%
Telephone -- Integrated ..........................................    1.36%
Therapeutics .....................................................    1.33%
Transport -- Services ............................................    0.60%
Transportation -- Rail ...........................................    0.33%
Travel Services ..................................................    0.11%
Web Portals/ISP ..................................................    0.21%
Wireless Equipment ...............................................    0.30%
                                                                     -----
Total Securities Sold, Not Yet Purchased ........................    34.85%
                                                                     =====

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I

                    Schedule of Written Options (Unaudited)

                                                                   March 31, 2005
 Contracts                                                          Market Value
-----------                                                       ---------------
         Written Options -- (0.17%)
         Call Options -- (0.12%)
           Fiduciary Banks -- (0.02%)
  75         Investors Financial Services Corp., 07/16/05, $50.00    $ (24,000)
                                                                     ---------
           Finance - Investment Banker/Broker -- (0.05%)
  43         Legg Mason, Inc., 08/20/05, $80.00                        (20,210)
  43         Legg Mason, Inc., 08/20/05, $85.00                        (12,470)
  42         Lehman Brothers Holdings, Inc., 07/16/05, $95.00          (18,480)
                                                                     ---------
                                                                       (51,160)
                                                                     ---------
           Financial Guarantee Insurance -- (0.03%)
  73         Ambac Financial Group, Inc., 04/16/05, $75.00             (10,220)
  68         Ambac Financial Group, Inc., 08/20/05, $80.00             (14,280)
                                                                     ---------
                                                                       (24,500)
                                                                     ---------
           Insurance Brokers -- 0.00%
  38         Willis Group Holdings, Ltd., 07/16/05, $40.00              (3,230)
                                                                     ---------
           Medical - Drugs -- (0.02%)
  24         Merck & Co. Inc. -- $27.50, 01/20/07                      (16,320)
                                                                     ---------
           Therapeutics -- 0.00%
  58         Progenics Pharmaceuticals, Inc. -- $25.00, 08/20/05        (2,610)
                                                                     ---------
               Total Call Options (Premiums $143,112)                 (121,820)
                                                                     ---------
         Put Options -- (0.05%)
           Business Machines -- (0.01%)
  26         Capital One Financial Corp., 06/18/05, $75.00              (8,320)
                                                                     ---------
           Medical - Drugs -- (0.01%)
  24         Merck & Co. Inc. -- $27.50, 01/20/07                       (5,400)
                                                                     ---------
           Therapeutics -- (0.03%)
 113         Eyetech Pharmaceuticals, Inc. -- 09/17/05, $22.50         (29,945)
                                                                     ---------
               Total Put Options (Premiums $40,840)                    (43,665)
                                                                     =========
               Total Written Options (Premiums $183,952)             $(165,485)
                                                                     =========

                                                                  March 31, 2005
                                                                  Percentage of
                                                                  Net Assets (%)
                                                                  --------------
Written Options -- By Industry
Business Machines ..................................................   0.01%
Fiduciary Banks ....................................................   0.02%
Finance -- Investment Banker/Broker ................................   0.05%
Financial Guarantee Insurance ......................................   0.03%

                                                                  March 31, 2005
                                                                  Percentage of
                                                                  Net Assets (%)
                                                                  --------------
Written Options -- By Industry (continued)
Insurance Brokers ..................................................   0.00%
Medical -- Drugs ...................................................   0.03%
Therapeutics .......................................................   0.03%
                                                                       ----
Total Written Options ..............................................   0.17%
                                                                       ====

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I
                           Supplemental Information
                                  (Unaudited)

I.   Proxy Voting

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

II.  Repurchase of Units

     At the end of each quarter, the Fund will repurchase at least 5% of the number of shares outstanding on the date repurchase requests are due. The Board may establish a larger percentage for any quarterly repurchase offer. However, the percentage will not be less than 5% or more than 25% of the shares outstanding on the date repurchase requests are due. The Fund has adopted the following fundamental policies with respect to its share repurchases which may only be changed by a majority vote of the outstanding voting securities of the Fund:

     o Every three months, the Fund will make periodic share repurchase offers each calendar quarter (in March, June, September, December), pursuant to Rule 23c-3 under the 1940 Act, as it may be amended from time to time.

     o The repurchase request due dates will be the Wednesday immediately preceding the third Friday of the last month of each calendar quarter (or the prior business day if that day is a New York Stock Exchange holiday).

     o There will be a maximum 14-day period between the due date for each repurchase request and the date on which the Fund's net asset value for that repurchase is determined.

III. Portfolio Holdings

     The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q; (ii) the Company's Forms N-Q are available on the Commission's website at http://www.sec.gov; and
     (iii) the Company's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                    Advantage Advisers Multi-Sector Fund I
                     Supplemental Information (continued)
                                  (Unaudited)

IV.  Dividends

     For the fiscal year ended September 30, 2004, certain dividends paid by the Fund may qualify for the corporate dividends received deduction. Of the distributions paid during the fiscal year, 32.10% qualify for the corporate dividends received deduction.

     For the fiscal year ended September 30, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Of the distributions paid during the fiscal year, 8.98% may be considered qualified dividend income.

V.   Renewal of Investment Advisory Contract

     At a meeting held on April 22, 2005, the Board of Trustees voted to renew the investment advisory contract with the Investment Adviser for a term of one year, to expire April 30, 2006.

                    Advantage Advisers Multi-Sector Fund I
                                Fund Management
                                  (Unaudited)

Information pertaining to the Trustees is set forth below. The Statement of Additional Information (SAI) includes additional information about the Fund is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.

                                                                                                                        Number of
                                                                                                                       Portfolios in
                                 Term of Office                                                                        Fund Complex
Name, Age, Address and            and Length of                Principal Occupation(s) During Past 5 Years             Overseen by
Position(s) with the Fund          Time Served               Other Trusteeships/Directorships Held by Trustee            Trustee
---------------------------    ----------------   ------------------------------------------------------------------   ------------
                                                                       Independent Trustees
Sol Gittleman, 70               Indefinite;        Alice and Nathan Gantcher University Professor at Tufts University;     3
c/o Oppenheimer Asset              Since           Senior Vice President and Provost of Tufts University 1981-2001;
Management Inc.                January 2002        Director of Advantage Advisers Technology Partners, L.L.C., which is
200 Park Avenue                                    an affiliate; Manager of Advantage Advisers Augusta Fund, L.L.C.,
New York, NY 10166                                 and Advantage Advisers Troon Fund, L.L.C., which are affiliates.
Trustee

Luis Rubio, 49                  Indefinite;        President of Centro de Investigacion Para el Desarrollo, A.C. (Center   7
c/o Oppenheimer Asset              Since           of Research Development) (2000 to present) and Director of same
Management Inc.                January 2002        1984-2000); Adjunct Fellow of the Center for Strategic and
200 Park Avenue                                    International Studies; Member of the Advisory Board of the National
New York, NY 10166                                 Council of Science and Technology of Mexico (1993 to present);
Trustee                                            Director of the Human Rights Commission of Mexico City (1994 to
                                                   2002); Director of The Asia Tigers Fund, Inc. and The India Fund,
                                                   Inc., which are affiliates; Director of Advantage Advisers Technology
                                                   Partners, L.L.C. and certain other offshore private investment funds administered by Oppenheimer, which are affiliates; Manager of
                                                   Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers Troon
                                                   Fund, L.L.C., Advantage Advisers Whistler Fund, L.L.C., Advantage
                                                   Advisers Xanthus Fund, L.L.C., which are affiliates.

Janet L. Schinderman, 53        Indefinite;        Associate Dean for Special Projects and Secretary to the Board of       5
c/o Oppenheimer Asset              Since           Overseers at Columbia Business School since 1990; Manager of
Management Inc.                January 2002        Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers
200 Park Avenue                                    Troon Fund, L.L.C., Advantage Advisers Whistler Fund, L.L.C.,
New York, NY 10166                                 Advantage Advisers Xanthus Fund L.L.C., which are affiliates.
Trustee

Lawrence Becker, 49             Indefinite;        Private investor in real estate investment management concerns.         7
c/o Oppenheimer Asset              Since           From February 2000 through June 2003, he was V.P.--Controller/
Management Inc.                January 2002        Treasurer for National Financial Partners, which specializes in
200 Park Avenue                                    financial services distribution. Prior to that, Mr. Becker was a
New York, NY 10166                                 Managing Director--Controller/Treasurer of Oppenheimer Capital
Trustee                                            and its Quest for Value Funds. (Oppenheimer Capital is not
                                                   affiliated with Oppenheimer Asset Management Inc.). Mr. Becker is a licensed CPA. He serves as the treasurer of The France
                                                   Growth Fund, Inc.; Director of the Asia Tigers Fund, Inc. and
                                                   The India Fund Inc., which are affiliates; Manager of Advantage
                                                   Advisers Augusta Fund, L.L.C., Advantage Advisers Troon
                                                   Fund, L.L.C., Advantage Advisers Whistler Fund, L.L.C.,
                                                   Advantage Advisers Xanthus Fund, L.L.C., and Advantage,
                                                   which are affiliates.

Bryan McKigney, 47              Indefinite;        Mr. McKigney is a Managing Director and the Chief                       7
c/o Oppenheimer Asset              Since           Administrative Officer of Oppenheimer Asset Management Inc.
Management Inc.                January 2002        Mr. McKigney has been in the financial services industry since
200 Park Avenue                                    1981. Mr. McKigney has held various positions at the Canadian
New York, NY 10166                                 Imperial Bank of Commerce (1993-2003) and the Chase
Age: 47                                            Manhattan Bank N.A. (1981-1993). He is also a Manager/Trustee of six other registered investment companies advised by the
                                                   Adviser or one of its affiliates.

                                                [LOGO] ADVANTAGE
                                                      ADVISERS
                                                     MULTI-SECTOR FUND I


                                                    Semi-annual
                                                Financial Statements
                                              For the Six Months Ended
                                                   March 31, 2005
                                                    (Unaudited)


These financial statements are intended
only for the information of shareholders or those who have received the prospectus for shares of Advantage Advisers Multi-
Sector Fund I which contains information about the sales charges, fees and other costs.


     Principal Distributor:
     Oppenheimer & Co. Inc.
        200 Park Avenue
           24th Floor
       New York, NY 10166

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not yet applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the  Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Advantage Advisers Multi-Sector Fund I
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date              June 7, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Chief Executive Officer and
                           Principal Financial Officer
                           (principal executive officer and principal financial officer)

Date              June 7, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.